Related Party Transactions Shares held by principal shareholders (Details) (USD $)	Mar. 31, 2013	Jan. 13, 2012
Related Party Transactions Shares held by principal shareholders
Common stock shares Redeemed held by Mr.Dan M Ferris, Sole Officer and Director of the company		7,500,000
Common stock redeemed total consideration		$ 1
Common stock shares held by Mr.Ferris after redemption		7,500,000
Percentage of Common stock owned	8.54%	8.33%
Common stock shares Redeemed held by Mr.John G Rhoden		22,500,000
Common stock redeemed total consideration,		1
Common stock shares held by Mr.John G Rhoden after redemption		22,500,000
Percentage of Common stock owned,	22.61%	25.00%
Shares of Common Stock held by Dan Ferris	8,500,000
Shares of Common Stock held by John G. Rhoden	22,500,000
Amount payable to Maurice Bideaux	$ 38,910